FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2021 and 2020:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2021	Interest rate caps of US$ LIBOR debt	$9,590	2.5% - 5.0%	Jan. 2022 - Jun. 2024	$—
	Interest rate swaps of US$ LIBOR debt	2,130	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(50)
	Interest rate caps of £ LIBOR debt	2,301	1.0% - 2.5%	Jan. 2022 - Dec. 2023	—
	Interest rate caps of £ SONIA debt	974	2.0%	Oct. 2022 - Mar. 2025	5
	Interest rate caps of € EURIBOR debt	102	1.3%	Apr. 2022	—
	Interest rate caps of C$ LIBOR debt	240	2.0%	Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	422	0.8% - 1.6%	Apr. 2023 - Apr. 2024	—
Dec. 31, 2020	Interest rate caps of US$ LIBOR debt	$8,371	2.5% - 5.5%	May. 2021 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,380	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(112)
	Interest rate caps of £ LIBOR debt	3,198	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate caps of € EURIBOR debt	119	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	189	3.0%	Oct. 2021 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	447	0.8% - 1.6%	Apr. 2023 - Apr. 2024	(11)
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2021 and 2020:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2021	Net investment hedges		€389	€0.81/$ - €0.88/$	Jul. 2022 - Sep. 2024	(2)
	Net investment hedges		£4,395	£0.71/$ - £0.76/$	Jun. 2022 - Mar. 2023	(89)
	Net investment hedges	A$	974	A$1.35/$ - A$1.41/$	Mar. 2022 - Mar. 2023	(14)
	Net investment hedges	C¥	1,596	C¥6.68/$ - C¥6.99/$	Jun. 2022 - Jun. 2023	(7)
	Net investment hedges	C$	185	C$1.26/$ - C$1.31/$	Mar. 2023 - Mar. 2024	(2)
	Net investment hedges	R$	2,546	R$5.87/$ - R$6.54/$	Sep. 2022 - Oct. 2022	(5)
	Net investment hedges	₩	720,095	₩1,165.75/$ - ₩1,197.6/$	Jun. 2022 - Jun. 2023	4
	Net investment hedges	Rs	75,690	Rs76.35/$ - Rs87.13/$	Jan. 2022 - Jul. 2024	(27)
	Net investment hedges		£90	£0.91/€	Apr. 2022	9
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.38/$	Jul. 2023 - Jan. 2027	56
Dec. 31, 2020	Net investment hedges		€—	€0.87/$ - €0.88/$	Sep. 2021 - Sep. 2021	$1
	Net investment hedges		£201	£0.50/$ - £1.08/$	Mar. 2021 - Dec. 2021	5
	Net investment hedges	A$	240	A$1.34/$ - A$1.52/$	Jun. 2021 - Dec. 2021	3
	Net investment hedges	C¥	813	C¥4.02/$ - C¥7.43/$	Mar. 2021 - Sep. 2021	(11)
	Net investment hedges	R$	620	R$5.20/$	Mar. 2021 - Mar. 2021	(3)
	Net investment hedges	₩	720,095	₩914.84/$ - ₩1,169.58/$	Mar. 2021 - Jun. 2022	(54)
	Net investment hedges	Rs	4,703	Rs76.28/$	Jun. 2021 - Jun. 2021	(2)
	Net investment hedges		£90	£0.89/€ - £0.93/€	Apr. 2021 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	2,400	C$0.81/$ - C$1.70/$	Oct. 2021 - Jan. 2027	66

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2021 and 2020:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2021	Interest rate caps	$5,388	2.0% - 7.9%	Jan. 2022 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	3.2% - 6.4%	Jun. 2022 - Jun. 2033	(253)
	Interest rate swaps of US$ debt	1,696	0.8% - 5.1%	Nov. 2022 - Mar. 2024	(8)
	Embedded derivative	25	0.0%	Aug. 2025 - Aug. 2026	—
Dec. 31, 2020	Interest rate caps	$3,560	3.0% - 5.0%	Jan. 2021 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Mar. 2021 - Jun. 2030	(308)
	Interest rate swaps of US$ debt	1,746	0.8% - 5.1%	Jun. 2021 - Mar. 2024	(32)
	Interest rate swaptions	350	2.0%	Mar. 2031 - Mar. 2031	—

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	225	225	216	216
Other non-current assets
Securities - FVTPL	FVTPL	2,200	2,200	1,612	1,612
Derivative assets	FVTPL	111	111	72	72
Securities - FVTOCI	FVTOCI	108	108	86	86
Restricted cash	Amortized cost	356	356	241	241
Current assets
Securities - FVTPL	FVTPL	—	—	107	107
Derivative assets	FVTPL	33	33	164	164
Accounts receivable(1)	Amortized cost	1,128	1,128	758	674
Restricted cash	Amortized cost	331	331	292	292
Cash and cash equivalents	Amortized cost	2,576	2,576	2,473	2,473
Total financial assets		$7,068	$7,068	$6,021	$5,937
Financial liabilities
Debt obligations(2)	Amortized cost	$55,327	$55,474	$54,717	$54,897
Capital securities	Amortized cost	2,226	2,226	2,170	2,170
Capital securities - fund subsidiaries	FVTPL	859	859	863	863
Other non-current liabilities
Accounts payable	Amortized cost	500	500	437	437
Derivative liabilities	FVTPL	277	277	272	272
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,097	2,097	2,110	2,110
Loans and notes payable	Amortized cost	899	899	1,062	1,062
Derivative liabilities	FVTPL	221	221	416	416
Total financial liabilities		$62,406	$62,553	$62,047	$62,227
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $276 million and $5 million as of December 31, 2021 and December 31, 2020, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $3,006 million and $380 million as of December 31, 2021 and December 31, 2020, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $76 million and $16 million as of December 31, 2021 and December 31, 2020, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	225	225	216	216
Other non-current assets
Securities - FVTPL	FVTPL	2,200	2,200	1,612	1,612
Derivative assets	FVTPL	111	111	72	72
Securities - FVTOCI	FVTOCI	108	108	86	86
Restricted cash	Amortized cost	356	356	241	241
Current assets
Securities - FVTPL	FVTPL	—	—	107	107
Derivative assets	FVTPL	33	33	164	164
Accounts receivable(1)	Amortized cost	1,128	1,128	758	674
Restricted cash	Amortized cost	331	331	292	292
Cash and cash equivalents	Amortized cost	2,576	2,576	2,473	2,473
Total financial assets		$7,068	$7,068	$6,021	$5,937
Financial liabilities
Debt obligations(2)	Amortized cost	$55,327	$55,474	$54,717	$54,897
Capital securities	Amortized cost	2,226	2,226	2,170	2,170
Capital securities - fund subsidiaries	FVTPL	859	859	863	863
Other non-current liabilities
Accounts payable	Amortized cost	500	500	437	437
Derivative liabilities	FVTPL	277	277	272	272
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,097	2,097	2,110	2,110
Loans and notes payable	Amortized cost	899	899	1,062	1,062
Derivative liabilities	FVTPL	221	221	416	416
Total financial liabilities		$62,406	$62,553	$62,047	$62,227
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $276 million and $5 million as of December 31, 2021 and December 31, 2020, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $3,006 million and $380 million as of December 31, 2021 and December 31, 2020, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $76 million and $16 million as of December 31, 2021 and December 31, 2020, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in Note 2(i), Summary of Significant Accounting Policies, Fair value measurement.

	Dec. 31, 2021				Dec. 31, 2020
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,689	$497	$—	$—	$14,682	$411
Canada	—	—	4,678	59	—	—	4,721	381
Australia	—	—	2,618	146	—	—	2,366	365
Europe	—	—	2,569	320	—	—	2,526	173
Brazil	—	—	89	—	—	—	309	—
Core Retail	—	—	18,991	—	—	—	20,324	—
LP Investments
LP Investments Office	—	—	7,880	774	—	—	7,946	781
LP Investments Retail	—	—	2,001	28	—	—	2,538	—
Hospitality(1)			105	—	—	—	84	—
Multifamily	—	—	1,616	—	—	—	2,442	—
Triple Net Lease	—	—	—	—	—	—	3,719	—
Student Housing	—	—	3,056	476	—	—	2,757	205
Manufactured Housing	—	—	3,808	—	—	—	2,784	—
Mixed-Use	—	—	213	—	—	—	3,096	—
Total	$—	$—	$62,313	$2,300	$—	$—	$70,294	$2,316
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	17	218	1,965	2,200	—	123	1,596	1,719
Securities designated as FVTOCI	13	—	95	108	—	—	86	86
Derivative assets	—	144	—	144	—	236	—	236
Total financial assets	$30	$362	$2,060	$2,452	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$859	$859	$—	$—	$863	$863
Derivative liabilities	—	498	—	498	—	688	—	688
Total financial liabilities	$—	$498	$859	$1,357	$—	$688	$863	$1,551
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2021 and 2020:

	Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,682	$863	$1,371	$922
Additions	553	—	324	—
Dispositions	(88)	—	(10)	—
Fair value (losses) gains, net and OCI	366	2	(3)	(59)
Other	(453)	(6)	—	—
Balance, end of year	$2,060	$859	$1,682	$863

Disclosure of valuation techniques and inputs for fair value liabilities	The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2021			Dec. 31, 2020
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office	Discounted cash flow
United States	Discounted cash flow	7.0%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.1%	5.3%	10	6.6%	5.7%	10
Europe	Discounted cash flow	4.9%	3.8%	10	5.2%	3.8%	10
Brazil	Discounted cash flow	7.7%	7.3%	10	7.6%	7.0%	10
Core Retail	Discounted cash flow	7.0%	5.3%	10	7.0%	5.3%	10
LP Investments Office	Discounted cash flow	9.6%	7.1%	7	9.7%	7.2%	7
LP Investments Retail	Discounted cash flow	8.6%	6.7%	10	8.7%	7.0%	10
Mixed-use	Discounted cash flow	9.1%	6.4%	10	7.3%	5.2%	10
Multifamily(1)	Direct capitalization	4.6%	n/a	n/a	4.9%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	n/a	n/a	n/a	6.2%	n/a	n/a
Student Housing(1)	Direct capitalization	4.3%	n/a	n/a	4.9%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	4.3%	n/a	n/a	4.8%	n/a	n/a
(1) The valuation method used to value hospitality, multifamily, triple net lease, student housing, and manufactured housing properties is the direct capitalization method. At December 31, 2021, the overall implied capitalization rate used for properties using the direct capitalization method was 4.3% (December 31, 2020 - 5.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of fair value measurement of liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	17	218	1,965	2,200	—	123	1,596	1,719
Securities designated as FVTOCI	13	—	95	108	—	—	86	86
Derivative assets	—	144	—	144	—	236	—	236
Total financial assets	$30	$362	$2,060	$2,452	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$859	$859	$—	$—	$863	$863
Derivative liabilities	—	498	—	498	—	688	—	688
Total financial liabilities	$—	$498	$859	$1,357	$—	$688	$863	$1,551
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2021 and 2020:

	Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,682	$863	$1,371	$922
Additions	553	—	324	—
Dispositions	(88)	—	(10)	—
Fair value (losses) gains, net and OCI	366	2	(3)	(59)
Other	(453)	(6)	—	—
Balance, end of year	$2,060	$859	$1,682	$863

Disclosure of interest rate and foreign currency risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Variable rate property debt	$255	$236
Fixed rate property debt due within one year	31	30
Total	$286	$266

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2021
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	339	$(27)	$—
Australian Dollar	A$	1,708	(124)	—
British Pound		£6,375	(863)	—
Euro		€1,297	(147)	—
Brazilian Real	R$	745	(13)	—
Indian Rupee	Rs	617	(1)	—
Chinese Yuan	C¥	730	(11)	—
South Korean Won	₩	289,443	—	—
United Arab Emirates Dirham	AED	342	(9)	—
Czech Koruna	CZK	5	—	—
Hungarian Forint	HUF	5	—	—
Total			$(1,195)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2020
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	521	$(41)	$—
Australian Dollar	A$	2,056	(158)	—
British Pound		£4,206	(575)	—
Euro		€328	(40)	—
Brazilian Real	R$	3,364	(65)	—
Indian Rupee	Rs	28,281	(39)	—
Chinese Yuan	C¥	1,084	(17)	—
South Korean Won	₩	204,795	(19)	—
United Arab Emirates Dirham	AED	708	(19)	—
Czech Koruna	CZK	8	—	—
Hungarian Forint	HUF	334	—	—
Poland Zloty	PLN	3	—	—
Total			$(973)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2019
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	377	$(29)	$—
Australian Dollar	A$	2,154	(151)	—
British Pound		£3,275	(434)	—
Euro		€339	(38)	—
Brazilian Real	R$	3,310	(82)	—
Indian Rupee	Rs	26,628	(37)	—
Hong Kong Dollar	HK$	—	—	—
Chinese Yuan	C¥	933	(13)	—
South Korean Won	₩	160,969	(14)	—
United Arab Emirates Dirham	AED	683	(19)
Czech Koruna	CZK	10	—
Hungarian Forint	HUF	314	—
Poland Zloty	PLN	3	—	—
Total			$(817)	$—
(1)Net of Canadian Dollar denominated loans.